Accounts Receivable, Net (Details) - USD ($)	Sep. 30, 2020	Jun. 30, 2020	Jun. 30, 2019
Schedule of net accounts receivable [Abstract]
Trade accounts receivable	$ 3,478,558	$ 3,453,439	$ 12,716,120
Less: allowances for doubtful accounts	(2,390,816)	(2,297,491)	(5,670,274)
Accounts receivable, net	$ 1,087,742	$ 1,155,948	$ 7,045,846